This 497(e) filing supercedes the 497(e) submission, accession #
0000914775-00-000006, as filed with the SEC on March 3, 2000.



                                                      March 23, 2000



                      DREYFUS GROWTH AND VALUE FUNDS, INC.

                                Supplement to the
                  Statement of Additional Information dated March 1, 2000



      The following information supplements or replaces any contrary information contained in the Fund's Statement of Additional Information:

      Shares acquired by purchase or exchange after May 30, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 1.00% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.

      No redemption fee will be charged on the redemption or exchange of shares
(1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

      This 497(e) filing supercedes the 497(e) submission, accession # 0000914775-00-000006, as filed with the SEC on March 3, 2000.


                                                      March 23, 2000



                         DREYFUS AGGRESSIVE GROWTH FUND

                                Supplement to the
                        Prospectus dated January 1, 2000



      The following information supplements or replaces any contrary information contained in the Fund's Prospectus:

      Shares acquired by purchase or exchange after May 30, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 1.00% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.

      No redemption fee will be charged on the redemption or exchange of shares
(1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

      This 497(e) filing supercedes the 497(e) submission, accession # 0000914775-00-000006, as filed with the SEC on March 3, 2000.


                                                      March 23, 2000



                          DREYFUS AGGRESSIVE VALUE FUND

                                Supplement to the
                        Prospectus dated January 1, 2000



      The following information supplements or replaces any contrary information contained in the Fund's Prospectus:

      Shares acquired by purchase or exchange after May 30, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 1.00% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.

      No redemption fee will be charged on the redemption or exchange of shares
(1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

      This 497(e) filing supercedes the 497(e) submission, accession # 0000914775-00-000006, as filed with the SEC on March 3, 2000.


                                                      March 23, 2000



                          DREYFUS EMERGING LEADERS FUND

                                Supplement to the
                        Prospectus dated January 1, 2000



      The following information supplements or replaces any contrary information contained in the Fund's Prospectus:

      Shares acquired by purchase or exchange after May 30, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 1.00% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.

      No redemption fee will be charged on the redemption or exchange of shares
(1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

      This 497(e) filing supercedes the 497(e) submission, accession # 0000914775-00-000006, as filed with the SEC on March 3, 2000.


                                                      March 23, 2000



                        DREYFUS INTERNATIONAL VALUE FUND

                                Supplement to the
                        Prospectus dated January 1, 2000



      The following information supplements or replaces any contrary information contained in the Fund's Prospectus:

      Shares acquired by purchase or exchange after May 30, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 1.00% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.

      No redemption fee will be charged on the redemption or exchange of shares
(1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

      This 497(e) filing supercedes the 497(e) submission, accession # 0000914775-00-000006, as filed with the SEC on March 3, 2000.


                                                      March 23, 2000



                            DREYFUS MIDCAP VALUE FUND

                                Supplement to the
               Prospectus dated January 1, 2000, as revised February 15, 2000



      The following information supplements or replaces any contrary information contained in the Fund's Prospectus:

      Shares acquired by purchase or exchange after May 30, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 1.00% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.

      No redemption fee will be charged on the redemption or exchange of shares
(1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

      This 497(e) filing supercedes the 497(e) submission, accession # 0000914775-00-000006, as filed with the SEC on March 3, 2000.


                                                      March 23, 2000



                        DREYFUS LARGE COMPANY VALUE FUND

                                Supplement to the
                         Prospectus dated March 1, 2000



      The following information supplements or replaces any contrary information contained in the Fund's Prospectus:

      Shares acquired by purchase or exchange after May 30, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 1.00% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.

      No redemption fee will be charged on the redemption or exchange of shares
(1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

      This 497(e) filing supercedes the 497(e) submission, accession # 0000914775-00-000006, as filed with the SEC on March 3, 2000.


                                                      March 23, 2000



                        DREYFUS SMALL COMPANY VALUE FUND

                                Supplement to the
                         Prospectus dated March 1, 2000



      The following information supplements or replaces any contrary information contained in the Fund's Prospectus:

      Shares acquired by purchase or exchange after May 30, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 1.00% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.

      No redemption fee will be charged on the redemption or exchange of shares
(1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.